Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories
13	Inventories

(in thousands)	December 31, 2019	December 31, 2018
Raw materials and supplies	€8,201	€4,475
Unfinished goods	2,888	80
Finished goods	633	1,234
Total	€11,722	€5,789

During the year ended December 31, 2019, inventories of k€2,182 (during the year ended December 31, 2018: k€1,789) were recognized as an expense and recognized in cost of sales.

BioNTech has not pledged any inventories as securities for liabilities.